BORROWINGS - Movement in Borrowings (Details) - EUR (€) € in Millions		12 Months Ended
	Aug. 08, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Beginning Balance		€ 2,151	€ 2,127
(Repayments) of Senior Notes		(100)	0	€ (1,559)
Proceeds / (repayments) from revolving credit facilities and other loans		109	(68)
Lease repayments		(86)	(15)
Borrowings assumed through business combination		75	0
Movement in interests accrued or capitalized		1	12
New leases and other loans		75	28
Deferred arrangement fees, step-up amortization and other		5	2
Effects of changes in foreign exchange rates		29	65
Ending Balance		2,361	2,151	€ 2,127
Constellium SE (Issued May 2014, due 2021)
Disclosure of detailed information about borrowings [line items]
Beginning Balance		300
(Repayments) of Senior Notes	€ (100)
Ending Balance	€ 300	€ 200	300
Nominal rate	4.63%	4.63%
Previously stated
Disclosure of detailed information about borrowings [line items]
Beginning Balance		€ 2,151
Ending Balance			2,151
IFRS 16 application | IFRS 16
Disclosure of detailed information about borrowings [line items]
Beginning Balance		102
Ending Balance			102
Restated | IFRS 16
Disclosure of detailed information about borrowings [line items]
Beginning Balance		€ 2,253
Ending Balance			€ 2,253